Financial Liabilities at Fair Value Through Profit or Loss - Summary of Financial Liabilities At Fair Value Through Profit Or Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 10,920,435	$ 8,459,093	₩ 12,271,604	[1]	₩ 12,088,980
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,953,472		2,193,210
Securities sold
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,860,034		2,102,537
Others
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	93,438		90,673
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	7,966,963		10,078,394
Derivative linked securities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 7,966,963		₩ 10,078,394

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.